SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    Form N-2/A

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Annual Amendment for Fiscal Year Ending
                                 June 28, 1997



                           BDI INVESTMENT CORPORATION
--------------------------------------------------------------------------------
                (Exact Name of Registrant as Specified in Charter


   990 Highland Drive, Suite 100,
         Solana Beach, CA                                 92075-2472
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                  (Zip Code)

                                 (619) 794-6300
--------------------------------------------------------------------------------
               Registrant's Telephone Number, Including Area Code


                            Richard M. Sandler, Esq.
               Lowenstein, Sandler, Brochin, Kohl, Fisher & Boylan
                              65 Livingston Avenue
                           Roseland, New Jersey 07068
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                     PART I


INFORMATION REQUIRED IN PROSPECTUS OR REGISTRATION

STATEMENT


         BDI Investment Corporation, a New Jersey corporation which is registered as a closed end diversified management investment company under the Investment Company Act of 1940, is referred to in this Annual Amendment to its Registration Statement on Form N-2 as either the "Registrant" or the "Company". There is incorporated herein by reference, in response or partial response to the items of this Form, the Company's Registration Statement on Form N-2 filed with the Securities and Exchange Commission on January 9, 1984 (the "Registration Statement"), the Annual Amendment to its Registration Statement on Form N-2 for its fiscal year ended June 30, 1984, filed with the Securities and Exchange Commission on October 29, 1984 (the "Annual Amendment"), an Amendment Number 1 to the Annual Amendment filed with the Securities and Exchange Commission on December 5, 1984 (the "Amendment No. 1"), the Annual Financial Statement for the year ending June 28, 1997, a Restated Certificate of Incorporation, a Custodian Agreement, and the Registrant's By-laws as amended.

Item l.  Cover Page
                  Not Applicable

Item 2.  Synopsis
                  Not Applicable

Item 3.  Condensed Financial Information
                  Not Applicable

Item 4.  Plan of Distribution
                  Not Applicable

Item 5.  Use of Proceeds
                  Not Applicable

Item 6.  General Information and History

                  The information furnished in the Registration Statement in response to Items 6(a), 6(b) and 6(c) and the information furnished in the Annual Amendment in response to Item 6(d) is incorporated herein by reference.

                  During the last five fiscal years, there has been no public trading market for the Registrant's Common Stock. The Common Stock is not presently listed on a stock exchange. Closed-end investment companies' securities frequently trade for amounts less than net asset value.

                  The per share net asset value of the Registrant at the end of each quarter during the last three fiscal years, after giving effect to the fair market value of the Registrant's securities on each date, is listed below. The Registrant does not calculate its net asset value on a daily basis, but does not believe that the variation between the per share net asset value at the end of the quarter and the per share high and low net asset value during the quarter (if such data were available), would be material.

                                                              Per Share
                                                           Net Asset Value

                               Fiscal Year                   Fiscal Year                   Fiscal Year
                                  Ended                         Ended                        Ended
                               July 1, 1995                  June 29, 1996                 June 28, 1997
                               ------------                  -------------                 -------------
First Quarter                    $8.92                         $9.38                         $9.54

Second Quarter                   $8.45                         $9.57                         $9.63

Third Quarter                    $9.06                         $9.44                         $9.66

Fourth Quarter                   $9.14                         $9.34                         $9.63

Item 7.  Investment Objectives and Policies

                  The  information  furnished in Amendment  No. 1 in response to
Item 7 is incorporated herein by reference. There has been no significant variation in the Registrant's portfolio turnover rate during the last two fiscal years.

Item 8.  Tax Status

                  The information furnished in the Annual Amendment in response to Item 8 (subject to the correction noted in the following sentence) is incorporated herein by reference. The information furnished in the Annual Amendment stated that "with respect to 75% of its portfolio, the Company may not invest more than 5% of its total assets in the securities of any one issuer". In fact, the Internal Revenue Code requires that only 50% of the Company's portfolio be diversified in this manner.

                  Under the 1986 Tax Reform Act and applicable to all calendar years after 1986, a Regulated Investment Company is subject to a four percent excise tax on the excess of its required distribution for the calendar year over the amount actually distributed for the calendar year. Generally, the amount required to be distributed is 70% of the Regulated Investment Company's ordinary income, plus 90% of its capital gain net income.

Item 9.  Brokerage Allocation and Other Practices

                  The information furnished in the Registration Statement in response to Items 9 (a)-(d) is incorporated herein by reference.

                  (e)  Not Applicable

Item 10. Pending Legal Proceedings

                  The information furnished in the Registration Statement in response to Item 10 is incorporated herein by reference.

Item 11. Control Persons and Principal Holders of Securities

                  The only persons or entities who either control the Registrant, own of record, or who are known by the Registrant to own beneficially, more than 5% of the outstanding voting securities of the Registrant is the Arsobro, L.P. The holdings of Arsobro, L.P. as of October 24, 1997, was as follows:

                                    Shares of Common
Names and                           Stock Owned                        Percent
Address of                          Beneficially as of                   of
Stockholders                        October 24, 1997                    Class
------------                        ----------------                    -----
Arsobro, L.P. (1)                      1,316,957                        92.64%
990 Highland Drive
Solana Beach, CA

-----------------

(1) Arthur Brody generally possesses the sole power to vote and make investment decisions with respect to all of the shares beneficially owned by Arsobro, L.P.

         By virtue of the control position of Arthur Brody, he will likely be able to determine the outcome on any matter requiring the vote of shareholders including, without limiting thereby, engagement of an investment adviser, changes in the Registrant's investment objectives and policies and director elections.

         The officers and directors of the Registrant as a group own 1,316,957 shares of the Registrant's Common Stock representing 92.64% of the outstanding stock.

Item 12. Directors, Officers and Advisory Board Members

                  (a) The table below provides certain information regarding all executive officers and directors of the Registrant. The Registrant does not have an advisory board.

                                         Position Held                     Principal Occupations
                                           with the                             During Past
Name and Address                          Registrant                              5 Years
----------------                          ----------                              -------
Arthur Brody*                        Chairman, President, and          Chairman of the Board of
 BDI Investment                      Treasurer                         Directors and Chief Executive
  Corporation                                                          Officer of the Company. Also
990 Highland Dr.                                                       serves as Chairman of the
Solana Beach, CA                                                       Board and Chief Executive
   92075                                                               Officer of Nubro, Inc., the
                                                                       general partner of Brodart Co.
                                                                       Formerly served in same
                                                                       capacity at Bro-Dart
                                                                       Industries (library supplies
                                                                       and retail book stores).

Edward L. Kane                       Director                          Independant Consultant,
875 Prospect St.                                                       Chairman and Chief Executive
La Jolla, CA                                                           Officer of Altis Outpatient
   92037                                                               Services, Inc., February 1993
                                                                       through January 1995. Director,
                                                                       Craig Corporation. Director,
                                                                       Reading Company. President of
                                                                       Craig Corporation (a
                                                                       diversified holding company)
                                                                       from 1988 to 1993. President
                                                                       of Reading Company (a real
                                                                       estate holding company) from
                                                                       December, 1991 to 1993.
                                                                       Partner in the professional
                                                                       law firm of Haskins, Nugent,
                                                                       Newnhaum & Kane from 1970 to
                                                                       1989.

                                         Position Held                     Principal Occupations
                                           with the                             During Past
Name and Address                          Registrant                              5 Years
----------------                          ----------                              -------
Michael Stolper                      Director                          President, Stolper and
c/o Stolper & Co.                                                      Company, Inc. (pension
525 B Street                                                           consulting firm which is a
Suite 630                                                              registered investment
San Diego, CA                                                          adviser); member of board of
    92101                                                              directors of Meridian Fund
                                                                       (registered investment
                                                                       company), 1983 to present;
                                                                       director and shareholder of
                                                                       Aster Capital Management
                                                                       (registered investment
                                                                       adviser); trustee of Pasadena
                                                                       Growth Fund (registered
                                                                       investment company) and
                                                                       shareholder of Roger Engemann
                                                                       Management Company (registered
                                                                       investment adviser).

Donald Brody                         Secretary                         Chief Financial Officer of
1814 Franklin St.                                                      Vertical Cubed, and Partner in
11th Floor                                                             the law firm of Brody & Satz
Oakland, CA
   94612

-------------------
*Directors who are interested "persons" within the definition of Section 2(a)(19) of the Investment Company Act of 1940.

                  The Registrant does not have an executive or investment Committee. Donald Brody is the son of Arthur Brody. There are no other family relationships among any of the listed above.

Item 13. Remuneration of Directors and Others

                  The information furnished in the Annual Amendment in response to Item 13 is incorporated herein by reference.

Item 14. Custodian, Transfer Agent and Dividend-Paying Agent

                  (a)  The Registrant's custodian is:

                           Dean Witter Reynolds, Inc.
                           5 World Trade Center
                           New York, New York  10048

                  (b) The Registrant's transfer agent and dividend-paying agent is:

                           Registrar and Transfer Company
                           10 Commerce Drive
                           Cranford, New Jersey  07016

Item 15.  Investment Advisory and Other Services

                  The information furnished in the Registration Statement in response to Items 15(a), 15(b) and 15(d) and the information furnished in the Annual Amendment in response to Item 15(c) is incorporated herein by reference.

                  During the fiscal years ended July 1,1995, June 29, 1996, and June 28, 1997 the Company paid $27,709.75, $23,609.76 and 26,142.69 respectively, to Brodart Co., a New York general partnership, to reimburse that company for its costs in furnishing clerical and accounting services to Registrant.

Item 16.  Defaults and Arrears on Senior Securities

                  The information furnished in the Registration Statement in response to Item 16 is incorporated herein by reference.

Item 17. Capital Stock

                  The information furnished in the Registration Statement in response to Item 17 is incorporated herein by reference.

                  (b) The following table sets forth certain information as to the Registrant's capital stock as of August 19, 1996.

   (1)                     (2)               (3)                     (4)
                                        Amount Held By         Amount Outstanding
Title of                 Amount        the Registrant or         Exclusive of
Class                  Authorized      for its Account       Amount Shown Under (3)
-----                  ----------      ---------------       ----------------------
Common Stock $.10      4,500,000         3,600 shares           1,421,551 shares
par value                shares

Preferred
Stock                   500,000              0                          0
no par value             shares

Item 18.  Long-Term Debt

                  The information furnished in the Registration Statement in response to Item 18 is incorporated herein by reference.

Item 19. Other Securities

                  The information furnished in the Registration Statement in response to Item 19 is incorporated herein by reference.

Item 20. Financial Statements

                  The Company's financial statements for the year ended June 28, 1997 included in the Company's Annual Report to Shareholders prepared pursuant to Section 30(d) of the Investment Company Act of 1940 and Rule 30d-1 thereunder, as filed with the Securities and Exchange Commission on or about August 27, 1997 are incorporated herein by reference in response to this Item 20.

                                     PART II
                                OTHER INFORMATION

Item 1.  Marketing Arrangements

                  Not Applicable

Item 2.  Other Expenses of Issuance and Distribution

                  Not Applicable

Item 3.  Indemnification

                  The Registrant no longer carries directors and officers liability insurance coverage. At the annual meeting of shareholders held December 1, 1987, the Shareholders of the Registrant amended the Certificate of Incorporation of the Registrant consistent with what were then newly enacted sections of the New Jersey Business Corporation Act that permitted New Jersey corporations to include in the Certificates of Incorporation provisions which would limit the liability of directors and officers in certain instances. Accordingly, both the Board of Directors and the Shareholders approved an amendment to the Registrant's Certificate of Incorporation providing as follows:

                  "Tenth: So long as permitted by law, no director of the corporation shall be personally liable to the corporation or its shareholders for damages for breach of any duty owed by such person to the corporation or its shareholders; provided however, that this paragraph Tenth shall not relieve any person from liability to the extent provided by applicable law for any breach of duty based upon an act or omission (a) in breach of such person's duty of loyalty to the corporation or its shareholders, (b) not in good faith or involving a knowing violation of law or (c) resulting in receipt by such person of an improper personal benefit. No amendment to or repeal of this paragraph Tenth and no amendment, repeal or termination of effectiveness of any law authorizing this paragraph Tenth shall apply to or have any effect on the liability or alleged liability of any director for or with respect to any acts or omissions of such director occurring prior to such amendment, repeal or termination of effectiveness.

                  Eleventh: So long as permitted by law, no officer of the corporation shall be personally liable to the corporation or its shareholders for damages for breach of any duty owed by such person to the corporation or its shareholders; provided, however, that this paragraph Eleventh shall not relieve any person from liability to the extent provided by applicable law for any breach of duty based upon an act or omission (a) in breach of such person's duty of loyalty to the corporation or its shareholders, (b) not in good faith or involving a knowing violation of law or (c) resulting in receipt by such person of an improper personal benefit. No amendment to or repeal of this paragraph Eleventh and no amendment, repeal or termination of effectiveness of any law authorizing this paragraph Eleventh shall apply to or have any effect on the liability or alleged liability of any officer for or with respect to any acts or omissions of such officer occurring prior to such amendment, repeal or termination of effectiveness."

                  However, the amendment is not intended to protect any director, officer, investment advisor, or principal underwriter against any liability to the Registrant or its security holders for which such a person would otherwise by subject by reason of willful misfeasance, bath faith, gross negligence or reckless disregard of the duties involved in the conduct of his office as outlined in Sections 17(h) and (i) of the Investment Company Act of 1940.

                  In addition, Article 9 of Registrant's Restated Certificate of Incorporation is still in full force and effect and the terms are presently identical to those outlined in the information furnish in the Registration Statement in response to Item 3 that is incorporated herein by reference. In addition, the Registrant has entered into letter agreements with each director whereby the Registrant agrees to indemnify the director to the fullest extent authorized or permitted by the provisions of the New Jersey Business Corporation Act, by any amendment to that statute or any other statutory provisions authorizing or permitting such indemnification which is adopted after the date of the letter agreement. Notwithstanding the foregoing, the Registrant is not obligated pursuant to the letter agreements to indemnify the directors for any of the following:

                  (a) On account of any suit in which judgment is rendered against a director for an accounting of profits made from the purchase or sale of securities of the Company pursuant to the provisions of Section 16(b) of the Securities and Exchange Act of 1934, as amended, or similar provisions of any federal, state or local statutory law;

                  (b) On account of any conduct by the director which is finally adjudged to have been knowingly fraudulent, deliberately or willfully dishonest or other willful misconduct;

                  (c) With respect to any remuneration paid to a director which is finally adjudged to have been in violation of law; or

                  (d) If a final decision by a court having jurisdiction in the matter determines that such indemnification is not lawful.

Item 4.   Financial Statements and Exhibits

                  (a) Financial Statements. All financial statements required to be furnished are included in Part I of this Amendment.

                  (b)  Exhibits.

Item                         Description
----                         -----------

(1) Certificate of Incorporation as amended and as now in effect

(2)               By-laws as amended and as now in effect

(3)               None

(4)               Incorporated by reference

(5)               None

(6)               None

(7)               Not Applicable

(8)               None

(9)               Incorporated by reference

(10)              None

(11)              Not Applicable

(12)              Not Applicable

(13)              Not Applicable

(14)              None

(15)              None

Item 5.  Persons Controlled by or Under Common Control with Registrant

                  The information furnished in the Registration Statement in response to Item 5 is incorporated herein by reference. In addition to the foregoing, by virtue of his ownership of 39.7% of the outstanding common stock of Nubro, Inc., a Delaware corporation, Arthur Brody is able to control Nubro. Nubro, in turn, is a controlling partner of Brodart Co., a New York general partnership ("Brodart"), and of Brojo, L.P., a New Jersey limited partnership. Brodart, by purchasing substantially all of the assets of the Registrant in 1983, has succeeded to the business conducted by the Registrant prior to the time it became an investment company.

Item 6.  Number of Holders of Securities

                 The information in this table is furnished as of August 25, 1997.

                  Title of Class                     Number of Record Holders
                  --------------                     ------------------------
                  Common shares,                            197
                  $.10 par value

                  Preferred Shares,                         -0-
                  no par value

Item 7.  Location of Accounts and Records

                  The information furnished in the Registration Statement in response to Item 7 is incorporated herein by reference.

Item 8.  Business and Other Connections of Investment Adviser

                  Not Applicable

Item 9.  Management Services

                  None

Item 10. Undertakings

                  Not Applicable

                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Annual Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Solana Beach, and State of California, on the 22nd day of October, 1997.



                                                BDI INVESTMENT CORPORATION
                                                       (Registrant)

                                            By: /s/Arthur Brody
                                                ---------------
                                                Arthur Brody, President

                      RESTATED CERTIFICATE OF INCORPORATION
                                       OF
                           BDI INVESTMENT CORPORATION


         Pursuant to N.J.S.A. 14A:9-5, this constitutes a restated certificate of incorporation for BDI Investment Corporation, a New Jersey corporation.

         FIRST: The name of the corporation is BDI Investment corporation.

         SECOND: The location of the current registered office is 65 Livingston Avenue, Roseland, New Jersey 07068, and the agent therein and in charge thereof, upon whom process against this corporation may be served is Alan V. Lowenstein.

         THIRD: The purposes for which this corporation is formed are to carry on the business of an investment company, investing, reinvesting, acquiring, holding for investment or otherwise, buying, selling, assigning, transferring, exchanging or otherwise disposing of (i) cash and cash items; (ii) securities of different types and classes, including without in any way limiting the generality thereof, stocks, bonds, notes, debentures and certificates of interest or participation, and certificates, receipts, warrants or other instruments representing rights to receive, purchase, or subscribe for same, or evidencing or representing any other interests therein, created or issued by person, partnerships, trusts, firms, associations, corporations, combinations, organizations, governments or subdivisions thereof; (iii) real and personal property of all descriptions, and any interests therein; and (iv) to do all things necessary or incidental thereto.

         FOURTH: The total authorized capital stock of the corporation shall be 5,000,000 shares consisting of (1) 500,000 shares of Preferred Stock without nominal or par value; and (2) 4,500,000 shares of Common Stock, par value $.10 per share.

         The  voting  powers  and   designations,   preferences   and  relative,
participating, optional or other special rights, and the qualifications, restrictions, or limitations thereof are as follows:

         A. Preferred Stock. Shares of Preferred Stock may be issued in one or more series as may be determined from time to time by the Board of Directors. Each such series shall be distinctly designated by the Board of Directors. Before any dividends shall be paid on the Common Stock, shares of Preferred Stock of any series shall be entitled to receive dividends at the rate established for such series by the Board of Directors. Before any distribution is made with respect to the Common Stock upon dissolution, liquidation, or winding up of the affairs of the corporation, shares of Preferred Stock of any series shall be entitled to receive the amount payable upon dissolution liquidation, or winding up of the affairs of the corporation specified for such series by the Board of Directors in connection with the creation of that series. Except in respect of the particulars to be fixed by the Board of Directors for each series permitted hereby, all shares of Preferred Stock shall be of equal rank and shall be identical. All shares of any one series of Preferred Stock so designated by the Board of Directors shall be alike in every particular except that, in the case of a series entitled to cumulative dividends, shares issued at different times may differ as to the dates from which dividends thereon shall be cumulative.

         The preferences and relative, participating, optional and other special rights of each series and the qualifications, limitations and restrictions thereof, if any, may differ from those of any others series at any time outstanding to the extent permitted by law and by this certificate of incorporation. The Board of Directors of the corporation is hereby expressly granted authority to fix, by resolutions duly adopted prior to the issuance of any shares of a particular series (to the extent permitted by law in effect when such resolutions are adopted), the designations, preferences and relative, participating, optional and other special rights and the qualifications, limitations and restrictions of such series, including the following: (1) the number of shares constituting such series; (2) the rate and times at which, and the terms and conditions on which, dividends on Preferred Stock of such series will be paid; (3) the right, if any, of the holders of the Preferred Stock of such series to convert the same into, or exchange the same for, shares of other classes or series of stock of the corporation and the terms and conditions of such conversion or exchange, including provision for adjustment of the conversion price or rate in such events as the Board of Directors shall determine; (4) the redemption price or prices and the time or times at which, and the terms and conditions on which, Preferred Stock of such series may be redeemed; (5) the rights of the holders of Preferred Stock of such series upon the voluntary or involuntary dissolution, liquidation or winding up of the corporation; (6) the terms or amount of any sinking fund provided for the purchase or redemption of the Preferred Stock of such series; (7) if permitted by law in effect at the time of the effective date of the resolution of the Board of Directors creating any such series, provisions making dividends payable with respect to Preferred Stock of such series cumulative, non-cumulative or partially cumulative; (8) if permitted by law in effect at the time of the effective date of the resolution of the Board of Directors creating any such series, provisions giving the Preferred Stock of such series no voting rights, multiple, limited or special voting rights and to specify those voting rights; and (9) if permitted by law in effect at the time of the effective date of the resolution of the Board of Directors creating any such series, provisions making dividends payable with respect to the Preferred Stock of such series fully participating, partially participating, or non-participating.

         If the Board of Directors is not permitted by law in effect on the effective date of a resolution creating any such series to alter the characteristics of a series as specified in paragraphs 7, 8, and 9 above, then the shares of stock of any such series shall be entitled to cumulative dividends, shall be non-participating and shall have one vote per share and, except as otherwise required by law in effect on the effective date of such resolution, shall vote as one class with the Common Stock on all matters to come before the Stockholders.

         B.  Common Stock.

         1) Dividends. Subject to the preferences and other rights of the Preferred Stock as fixed in the resolution or resolutions of the Board of Directors providing for the issue of such Preferred Stock, such dividends (payable in cash, stock or otherwise) as may be determined by the Board of Directors may be declared and paid out of funds legally available therefor upon the Common Stock from time to time.

         2) Rights Upon Liquidation, Dissolution, or Winding Up. In the event of any liquidation, dissolution, or winding up of the affairs of the corporation, after payment to the holders of Preferred Stock of the amounts to which they are entitled pursuant to the resolution or resolutions of the Board of Directors providing for the issue of such Preferred Stock, the holders of the Common Stock shall be entitled to share ratably per share in all assets then remaining subject to distribution to the stockholders.

         3) Voting Rights. At every meeting of the stockholders of the corporation, every holder of Common Stock shall be entitled to one (1) vote per share.

                  (a) any resolution, motion or corporate action which shall require the vote of the stockholders may be validly adopted, authorized or approved by the affirmative vote of a majority of the votes cast by the holders of shares entitled to vote on such resolution, motion or corporate action.

                  (b) the majority voting requirements prescribed in the New Jersey Business Corporation Act sections 14A:9-23(4)(c) (relating to charter amendments), 14A:10-3(2) (relating to merger or consolidation), 14A:10-11(1)(c) (relating to sale of assets not in the regular course of business), and 14A:12-4(4) (relating to dissolution) are expressly adopted by this corporation.

         Each share of Common Stock, par value Ten Cents ($.10) per share, which is authorized and outstanding at the close of business on the effective date of this amendment (Filed in the Office of the Secretary of State of New Jersey on December 23, 1968) shall be changed and reclassified at the close of business on such effective date into two shares of Common Stock, par value Ten Cents ($.10) per share. The capital stock shall be increased at the close of business on the effective date of this amendment by transferring an amount equal to Ten Cents ($.10) per share on the shares then outstanding from the paid-in capital account to the capital stock account of the corporation.

         FIFTH: The Board of Directors of the corporation is comprised of four members, whose names and post office addresses are as follows:

   NAME                                           POST OFFICE ADDRESS
   ----                                           -------------------

ARTHUR BRODY                                c/o BDI Investment Corporation
                                            10983 Via Frontera
                                            San Diego, California 92127

JOSEPH D. LARGEN                            c/o BDI Investment Corporation
                                            10983 Via Frontera
                                            San Diego, California 92127

EMIL P. MARTINI, JR.                        c/o Bergen Brunswig Corporation
                                            4000 Metropolitan Drive
                                            Orange, California 92668-3510

MICHAEL STOLPER                             c/o Stolper & Co.
                                            525 B Street, Suite 630
                                            San Diego, California 92101-4409

         SIXTH: The period of existence of this corporation is unlimited.

         SEVENTH: In furtherance, and not in limitation, of the general powers conferred by the laws of New Jersey and the objects set forth in Article THIRD, above:

         A.  Corporate Powers - The corporation shall have the power:

                  1. To conduct its business, and have one or more offices within or without the State of New Jersey as shall, from time to time, be necessary or convenient for the purpose of the corporation's business.

                  2. To enter into partnerships or joint undertakings.

                  3. To purchase or otherwise acquire the corporation's own capital stock; and, to the extent permitted by law, to hold the same as treasury stock.

                  4. To borrow money and give security therefor, without limitation.

         B. Powers of Board - The Board of Directors of the corporation shall have the power:

                  1. To make, alter and repeal the bylaws of the corporation, subject always to alteration or repeal by the stockholders.

                  2. To enter into contracts on behalf of the corporation with one or more persons who are employees, officers, directors, or stockholders of the corporation or with any other corporation, or any company, association, partnership, syndicate or other entity in which one or more employees, officers, directors or stockholders of the corporation shall have an interest as employees, officers, directors, stockholders, partners, members, owners, or in any other capacity whatsoever. Any director of the corporation may be counted in determining the existence of a quorum for a directors' meeting of the corporation and may vote with respect to a contract described in this paragraph, provided that he discloses the existence of his interest, if any, to the Board of Directors of the corporation before the vote on the contract.

                  3. To issue warrants and optional rights to purchase or subscribe for - or to both purchase and subscribe for - capital stock and bonds, notes, debentures, or other obligations of the corporation convertible into capital stock or bearing warrants or other evidences of optional rights to purchase or subscribe for - or to both purchase and subscribe for - capital stock, in such amounts and upon such terms and conditions as the Board of Directors shall from time to time deem to be in the best interests of the corporation.

                  4. To issue and sell authorized shares of capital stock of the corporation for such consideration as the Board of Directors may fix from time to time: provided that such consideration shall not be less than the par value of such shares.

         The corporate objects listed in Article THIRD shall also be construed as corporate powers. The enumeration of specific corporate objects, corporate powers, and powers of the corporation's Board of Directors in Article THIRD and this Article SEVENTH shall not be construed to limit any general corporate objects or powers or powers of a Board of Directors as set forth in this certificate or provided by the laws of the State of New Jersey.

         EIGHTH: No holder of capital stock of the corporation shall be entitled as of right to subscribe for, purchase, or receive any part of any new or additional shares of capital stock, whether now or hereafter authorized, or of bonds, debentures, or other evidences of indebtedness convertible into or exchangeable for capital stock: but all such new or additional shares of capital stock, or bonds, debentures, or other evidences of indebtedness convertible into or exchangeable for capital stock, may be issued and disposed of by the Board of Directors on such terms and for such consideration, so far as may be permitted by law, and to such person or persons as the Board of Directors in their absolute discretion may deem advisable.

         NINTH: Any present or future director or officer of the corporation and any present or future director or officer of any subsidiary or other corporation serving as such at the request or election of the corporation because of the corporation's interest in such other corporation and the legal representative of any such director or officer, shall be indemnified by the corporation against reasonable costs and expenses exclusive of any amount paid to the corporation in settlement, and counsel fees paid or incurred in connection with any action, suit or proceeding to which any such director or officer or his legal representative shall be made a party by reason of his being or having been such director or officer; provided (1) said action, suit or proceeding shall be prosecuted against such director or officer or against his legal representative to a final determination, and it shall not be finally adjudged in such action, suit or proceeding that he had been derelict in the performance of this duties as such director or officer; or (2) said action, suit or proceeding shall be settled or otherwise terminated as against such officer or director or his legal representative without a final determination on the merits, and it shall be determined by the Board of Directors that said director or officer had not in any substantial way been derelict in the performance of his duties as charged such action, suit or proceeding. The right of indemnification granted by this Article NINTH shall be in addition to, and not in restriction or limitation of, any other right of indemnification which may be granted by the corporation in accordance with the laws of the State of New Jersey.

         TENTH: The shareholders of the corporation shall have the right to dissent from any sale, lease, exchange or other disposition of all or substantially all of the assets of the corporation, not in the usual or regular course of business, provided such disposition is consummated not later than July 2, 1983, notwithstanding any provision of law which otherwise would deprive shareholders of their right to dissent.

         ELEVENTH: So long as permitted by law, no director of the corporation shall be personally liable to the corporation or its shareholders for damages for breach of any duty owed by such person to the corporation or its shareholders; provided, however, that this paragraph ELEVENTH shall not relieve any person from liability to the extent provided by applicable law for any breach of duty based upon an act or omission (a) in breach of such person's duty of loyalty to the corporation or its shareholders, (b) not in good faith or involving a knowing violation of law or (c) resulting in receipt by such person of an improper personal benefit. No amendment to or repeal of this paragraph ELEVENTH and no amendment, repeal or termination of effectiveness of any law authorizing this paragraph ELEVENTH shall apply to or have any effect on the liability or alleged liability of any director for or with respect to any acts or omissions of such director occurring prior to such amendment, repeal or termination of effectiveness.

         TWELFTH: So long as permitted by law, no officer of the corporation shall be personally liable to the corporation or its shareholders for damages for breach of any duty owed by such person to the corporation or its shareholders; provided, however, that this paragraph TWELFTH shall not relieve any person from liability to the extent provided by applicable law for any breach of duty based upon an act or omission (a) in breach of such person's duty of loyalty to the corporation or its shareholders, (b) not in good faith or involving a knowing violation of law or (c) resulting in receipt by such person of an improper personal benefit. No amendment to or repeal of this paragraph TWELFTH and no amendment, repeal or termination of effectiveness of any law authorizing this paragraph TWELFTH shall apply to or have any effect on the liability or alleged liability of any officer for or with respect to any acts or omissions of such officer occurring prior to such amendment, repeal or termination of effectiveness.

         IN  WITNESS  WHEREOF,   the  undersigned  has  executed  this  Restated
   Certificate of Incorporation this 16th day of September, 1988.

                                                     BDI INVESTMENT CORPORATION



                                                     BY:   /S/ ARTHUR BRODY
                                                           ----------------
                                                           Arthur Brody
                                                           Chairman of the Board

                                   CERTIFICATE

                                       OF

                           BDI INVESTMENT CORPORATION


         Pursuant to N.J.S.A. 14a:9-5(5), this is to certify, on behalf of BDI Investment Corporation, that the Restated Certificate of Incorporation of BDI Investment Corporation attached hereto was duly adopted by resolution of the Board of Directors on September 7, 1988.



Date:    9/7/88                                            /S/ ARTHUR BRODY
                                                           ----------------
                                                           Arthur Brody
                                                           CHAIRMAN OF THE BOARD

                                     BYLAWS

                                       OF

                           BDI INVESTMENT CORPORATION

                        AS AMENDED THROUGH JUNE 30, 1990

                                    ARTICLE I
                                Offices and Seal

         Section 1. Offices. The registered office of the corporation shall be 65 Livingston Avenue, Roseland, New Jersey. The principal place of business of the corporation shall be at such location within or without the State of New Jersey as the Board of Directors may from time to time direct. The corporation may also have such other offices, at such other locations, within or without the State of New Jersey, as the Board of Directors may from time to time direct.

         Section 2. Seal. The seal of the corporation shall be circular in form and shall have the name of the corporation and the words and numerals "Incorporated N.J. 1955" in the circumference and a design consisting of the letters "BD" in the center.

                                   ARTICLE II
                            Meetings of Shareholders

         Section 1. Annual Meeting. An annual meeting of the shareholders of the corporation shall be held on such day during the months of October, November or December of each year, and at such hour, as shall be fixed by the board of directors and designated in the notice of meeting. At such annual meeting, the shareholders shall elect a board of directors and transact such other business as may be brought before the meeting. The annual meeting of shareholders may be dispensed with, and the election of directors and such other action requiring shareholder approval accomplished, by the execution of a written consent in lieu of such meeting signed by all shareholders who would have been entitled to vote for directors upon such other action if the meeting had been held. If no annual meeting has been held on the date fixed in the manner set forth above and no written consent in lieu of such meeting has been executed by shareholders as above provided, the board of directors shall cause a meeting of shareholders to be held, or a written consent in lieu thereof to be executed, as soon after such fixed date as shall be convenient, for the purposes above set forth.

         Section 2. Special Meetings. Special meetings of the shareholders may be called, for any purpose or purposes, by the Chairman or the President. Special meetings shall be called by the Secretary, or, in the case of death, absence, incapacity or refusal of the Secretary, by any other officer, upon the written request of a majority of the Board of directors or upon the written request of shareholders who hold, in the aggregate, at least 25% of the shares of stock of the corporation then issued, outstanding and entitled to vote at such meeting provided that such written request by the directors or by the shareholders sets forth the purpose or purposes of the proposed special meeting. A special meeting of shareholders may be dispensed with, and any action requiring shareholder approval accomplished, by the execution of a written consent in lieu of such meeting signed by all shareholders who would have been entitled to vote upon such action if the meeting had been held.

         Section 3. Location. Annual and special meetings of the shareholders of the corporation shall be held at such place in the States of New Jersey, California, Pennsylvania, or New York as the Board of Directors may from time to time designate. The Location of each meeting shall be stated in the notice of the meeting.

         Section 4. Notice of Meeting. Written notice of the place, date, hour and purpose or purposes of each meeting of shareholders--whether an annual or special meeting--shall be mailed or delivered to each shareholder entitled to vote at such meeting, not less than ten (10) nor more than sixty (60) days prior to the meeting. A meeting of shareholders may be held without prior written notice thereof, if all the shareholders entitled to vote at such meeting shall execute, before or at such meeting, a written waiver of notice setting forth the place, date, hour and purpose or purposes thereof.

         Section 5. Quorum. The presence in person or by proxy of the holders of one-third of the issued and outstanding shares of capital stock of the corporation shall be necessary and sufficient to constitute a quorum for the transaction of business at all meetings of the shareholders. If not enough shareholders shall be present at a meeting, in person or by proxy, to constitute a quorum, those shareholders who are present and who would have been entitled to vote at the meeting shall have the power to adjourn the meeting from time to time, until enough shareholders shall be present to constitute a quorum.

         Section 6. Adjournment. Meetings of shareholders may be adjourned at such time and place in the States of New Jersey, California, Pennsylvania, or New York as the majority of stockholders at the meeting shall determine and announce at that meeting, and no further notice of an adjourned meeting need be given. At such adjourned meeting, provided a quorum is present, in person or proxy, any business may be transacted as could have been transacted at the meeting which was adjourned.

         Section 7. Voting. At all meetings of shareholders, each person entitled to vote, and present at the meeting in person or by proxy, shall have one vote for each full share of capital stock of the corporation eligible to vote and standing in his name on the books of the corporation. Persons receiving the greatest number of votes shall be elected directors. All matters other than election of directors shall be determined by the vote of the holders of a majority of the shares present in person or by proxy at such meeting.

         Section 8. Proxies. Any shareholder of record entitled to vote may be represented at any regular or special meeting of the shareholders by a duly appointed proxy. All proxies shall be written and properly signed, but shall require no other attestation, and shall be filed with the secretary of the meeting before being voted. No proxy shall be voted more than one year after its date. The attendance at any meeting of the shareholder who may have previously given a proxy shall not have the effect of revoking the proxy unless the shareholder attending the meeting shall, in writing, so notify the secretary of the meeting at any time prior to the voting of the proxy. A proxy with respect to stock held in the name of two or more persons shall be valid if executed by or on behalf of one of them, unless at or prior to exercise of the proxy the corporation receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.

         Section 9. Inspectors of Election. At each meeting of the shareholders at which an election of a director is to be held, or a vote is to be taken, the presiding officer shall appoint two (2) or more inspectors of election, none of whom shall be a candidate for the office of director. The inspectors of election shall, before entering upon their duties, take and subscribe an oath faithfully to hold and conduct the election of directors and all other votes of shareholders. They shall then take the votes of the shareholders and make a report thereof to the presiding officer. Voting for the election of directors or on any other matter need not be by ballot.

         Section 10. List of Shareholders. The Secretary or other officer of the corporation who shall have charge of its transfer books and the stock books, shall prepare, at least ten (10) days before each meeting, a complete list of the shareholders of record entitled to vote thereat, arranged in alphabetical order, with the post office address of each shareholder and the number of shares held. Such list, and the transfer books and stock books of the corporation, shall be open to the examination of any shareholder at all times during the usual hours for business at the principal office of the corporation during said ten-day period, and shall be produced at the time and place of the meeting and shall remain there during the meeting.

                                   ARTICLE III
                                   Directors

         Section 1. Number and Election. The property, affairs and business of the corporation shall be managed by it board of directors, which shall consist of not less than three nor more than eleven members. The board of directors from time to time shall fix the number of directors within the limits set forth above. The board of directors shall be elected by the shareholders of the corporation each year at the regular annual meeting of shareholders and shall hold office until the next succeeding annual meeting of the shareholders and thereafter until their successors are elected and qualified.

         Section 2. Qualifications. Each director shall be at least twenty-one years of age. Directors need not be United States citizens or residents of the State of New Jersey.

         Section 3. Resignation and Removal. Any director may resign at any time. Any director may be removed for cause by a majority vote of the directors then in office.

         Section 4. Vacancies. Any vacancy in the board of directors existing for any reason whatsoever, including a vacancy caused by an increase in the number of directors, may be filled by the affirmative vote of a majority of the remaining directors then in office, even though their number may not be sufficient to constitute a quorum. A director so elected to fill a vacancy shall hold office until the next succeeding annual or special meeting of the shareholders and thereafter until the successor is elected and qualified.

         If a director shall resign from the board effective at a future date a majority of the directors then in office, including the director who has so resigned, may, by the affirmative vote of a majority (even though their number may not be sufficient to constitute a quorum) fill such vacancy the vote thereon to take effect when such resignation shall become effective. A director so elected to fill a vacancy shall hold office from the effective date of his predecessor's resignation until the next succeeding annual or special meeting of the shareholders and thereafter until his successor is elected and qualified.

         A vacancy or vacancies in the board of directors shall be deemed to exist in the case of the death, resignation, or removal of any director, or if the authorized number of directors shall be increased. No reduction of the authorized number of directors shall have the effect of removing any director prior to the expiration of his term of office.

         The shareholders may elect a director or directors at any time to fill any vacancy or vacancies not filled by the directors. A director so elected shall hold office from the date of his election to the next succeeding annual meeting of shareholders and thereafter until his successor is elected and qualified.

                                   ARTICLE IV
                              Meetings of the Board

         Section 1. Place. The board of directors of the corporation may hold meetings, both regular and special, either within or without the State of New Jersey, at such time or times and place or places as shall be determined by the board of directors.

         Section 2. Regular Meeting. Regular meetings of the board of directors shall be held without notice at such times and places as the board of directors shall from time to time prescribe by resolution; provided, however, that a regular meeting of the board of directors shall be held without notice immediately following the adjournment of each annual meeting of shareholders at such place as the board of directors shall prescribe by resolution.

         Section 3. Special Meeting. Special meetings of the board of directors may be called by the Chairman or the President at his own behest and shall be called by the President upon receipt of a written request for such a meeting signed by any two directors. Such special meeting shall be held on at least two days' notice to each director if such notice is given personally or by telegram, or by at least four days' notice to each director if such notice is given by mail. Any such notice shall state the time and place at which, and the purpose or purposes for which, such meeting is to be held. The board of directors may meet to transact any business at any time and place without notice, provided, however, that every member of the board shall be present, or that any member or members not present shall waive notice of such meeting in writing before or at such meeting.

         Section 4. Quorum. At any meeting of the board of directors, a majority of the board shall be necessary and sufficient to constitute a quorum for the transaction of business, but if a quorum should not be present, a lesser number may adjourn the meeting to some future date not more than thirty days later, and the Chairman, the President or Secretary of the corporation shall give written notice of the time and place of such adjourned meeting.

         Section 5. Voting. All questions coming before the board shall be determined and decided by a majority vote without regard to class. Each director shall be entitled to one vote at all meetings of the board.

         Section 6. Action Without Meeting. The board may act without a meeting if, prior or subsequent to such action, each member of the board shall consent in writing to such action. Such written consent or consents shall be filed in the minute book of the corporation.

         Section 7. Establishment of Committees. At any meeting of the board of directors, an executive committee or such other committees as the board may deem necessary, consisting of one or more directors, may be appointed by the board, and such committees shall possess and exercise such powers and authority as the directors shall specify in the resolution appointing them. The board shall have the power, with respect to established committees, to

         (a)   fill any vacancy in any such committee;

         (b) appoint one or more directors to serve as alternate members of any such committee to act in the absence or disability of members of any such committee with all the powers of such absent or disability of members of any such committee with all the powers of such absent or disabled members;

         (c)   any such committee at its pleasure, and

         (d) remove any director from membership on such committee at any time, with or without cause.

         Section 8. Presiding Officer and Secretary of Committees. The chairman of the board shall be the chairman of each committee on which he serves, and at his option he may appoint another member of the committee to act as chairman. Each other committee on which the chairman of the board does not serve shall choose one of its members to act as chairman. Each committee shall from time to time designate a secretary of the committee, who shall either be a member of the committee or the secretary or an assistant secretary of the corporation, to keep a record of its proceedings.

         Section 9. Meetings of Committees. Each committee shall adopt its own rules of procedure and shall meet at such stated times as it may by resolution, appoint, and whenever called together by the chairman of the board or president. If the committee establishes regular meeting dates, it shall not be necessary to give notice of any such regular meeting. Notice of every special meeting shall be given in the manner and within the time periods specified in Section 3 of this Article IV with respect to notices of special meetings of the board of directors. Notice of any special meeting may be waived in writing by all of the absent members of the committee either before or after the meeting.

         Section 10. Quorum for Committee Meeting. A quorum at any meeting of any committee shall be not less than one-half (1/2) of the entire committee. Every act or decision done or made by a majority of the directors present at a committee meeting duly held at which a quorum is present shall be regarded as the act of the committee.

         Section 11. Action Without Committee Meeting. Any committee may act without a meeting if, prior or subsequent to such action, each member of the committee shall consent in writing to such action. Such written consent or consents shall be filed in the minute book of the corporation.

         Section 12. Reports of Committee Actions. Actions taken by any committee, whether at a committee meeting or by written consent, shall be reported to the board at the next board meeting following such action.

                                    ARTICLE V
                                     Notices

         Section 1. Form and Delivery. Notices to directors and shareholders shall be in writing and may be delivered personally or by mail or telegram. Notice by mail shall be deemed to be given at the time when deposited in the post office or a letter box, in a post-paid, sealed wrapper and addressed to the director or shareholder at his address appearing on the records of the corporation. Notices given personally or by telegram shall be deemed to be given when delivered to the address of the director or shareholder appearing on the records of the corporation.

         Section 2. Waiver. Whenever a notice is required to be given by a statute, the certificate of incorporation or these by-laws, a waiver thereof in writing, signed by the person or persons entitled to such notice, whether before or at the time stated therein, shall be deemed equivalent to such notice. In addition, any shareholder attending a meeting of shareholders in person or by proxy, without protesting prior to the meeting or at its commencement the lack of notice thereof to him, and any director attending a meeting of the board of directors or any committee of the board without protesting prior to the meeting or at its commencement such lack of notice shall be conclusively deemed to have waived notice of such meeting.

                                   ARTICLE VI
                                    Officers

         Section 1. Designation. The officers of the corporation shall be the Chairman, the President, one or more vice presidents, a secretary, a treasurer, and such assistant secretaries and assistant treasurers, and such additional officers as the board of directors may from time to time deem advisable.

         Section 2. Term of Office. The officers shall be elected by a majority vote of the whole board of directors, annually, at the first regular meeting after the annual meeting of the shareholders, and they shall hold office until their respective successors are elected and shall have qualified.

         Section 3.  Chairman, Vice Chairman and President.

         A. Chairman of the Board. The Chairman of the Board shall be the chief executive officer of the corporation. He shall preside at all meetings of the shareholders and at all meetings of the directors. He shall, subject only to the direction and control of the board of directors, have general charge of, supervision over and responsibility for the business and affairs of the corporation. He shall generally possess such powers and perform such duties as usually pertain to his office or to the office of the president.

         B. Vice Chairman of the Board. The Vice Chairman of the Board shall preside at meetings of the shareholders and at meetings of the directors in the event of the absence or inability to act of the Chairman of the Board, and shall perform such duties and possess such powers as shall be delegated to him by the Chairman of the Board.

         C. President. The President shall be the chief operating officer of the corporation. He shall perform such duties as the chairman of the board shall direct and shall generally possess such powers and perform such duties as usually are incident to the office of the President, including power to supervise the business and activities of the corporation and to instruct, direct and control its other officers, agents and employees.

         Section 4. Vice Presidents. The corporation shall have one or more vice presidents as shall be determined from time to time by the board of directors. The board of directors may designate one of the vice presidents as executive vice president. The vice presidents, in the order of their seniority, shall have and exercise all the powers and duties of the President in case of his absence or inability to act and shall perform such duties and possess such powers as shall be assigned to them by the board of directors or by the President with the approval of the board of directors. The board of directors shall also determine the order in which the vice presidents shall assume the authority of the President in his absence. Unless otherwise ordered by the board of directors, any vice president may sign contracts or other instruments authorized either generally or specifically by the board of directors.

         Section 5. Secretary. The secretary shall cause notices of all meetings to be served as prescribed in these by-laws, shall keep the minutes of all meetings of the shareholders, board of directors, and all committees of the board of directors or shareholders, and shall have charge of the seal of the corporation, the corporate records and the transfer and registration of the capital stock of the corporation. He shall attest the execution of contracts and other instruments signed in the name of the corporation authorized and proper in the conduct of its business, and may affix the corporate seal thereto. He shall perform such other duties and possess such other powers as are incident to this office or as are assigned to him by the President or the board of directors. If required by law, he shall be sworn to the faithful discharge of his duties.

         Section 6. Treasurer. The treasurer shall have the custody of the funds and securities of the corporation and shall keep or cause to be kept regular books of account for the corporation. He shall account to the President or the board of directors, whenever they may require, concerning all his transactions as treasurer and concerning the financial condition of the corporation. The treasurer shall perform such other duties and possess such other powers as are incident to his office or as shall be assigned to him by the President or the board of directors. The treasurer shall not be required to give bond for the faithful discharge of his duties.

         Section 7. Assistant Secretaries. Assistant secretaries shall perform all of the duties and responsibilities of the secretary on such occasions on which the secretary shall be unavailable to perform the duties of the office, and shall perform all other duties and exercise all other powers as shall be assigned to them by the board of directors or by the President with the approval of the board of directors.

         Section 8. Assistant Treasurers. Assistant treasurers shall perform all of the duties and responsibilities of the treasurer on such occasions on which the treasurer shall be unavailable to perform the duties of the office, and shall perform all other duties and exercise all other powers as shall be assigned to them by the board of directors or by the President with the approval of the board of directors.

         Section 9. Removal or Suspension. Any officer may be removed or suspended, with or without cause, by the vote of a majority of the whole board of directors.

         Section 10. Vacancies. A vacancy for any reason in any office may be filled by the vote of a majority of the whole board of directors.

         Section 11. Dual Office. One person may hold two or more offices in the corporation, except that the same person shall not be both President and Secretary of the corporation.

                                   ARTICLE VII
                               Share Certificates

         Section 1. Form and Signature. The certificates for shares of the capital stock of the corporation shall be in such form as shall be determined by the board of directors and shall be numbered consecutively and entered in the books of the corporation as they are issued. Each certificate shall exhibit the registered holder's name and the number of shares, and shall be signed by the Chairman, the President or a Vice President and the Treasurer or an Assistant Treasurer or the Secretary or an Assistant Secretary, and shall bear the seal of the corporation or a facsimile thereof. Where any such certificate is countersigned by a transfer agent, or registered by a registrar, the signature of any corporate officer may be a facsimile signature. In case any officer who signed, or whose facsimile signature or signatures were placed on, any such certificate shall have ceased to be such officer before such certificate is delivered by the corporation, it may nevertheless be issued and delivered by the corporation with the same effect as if such person had not ceased to be such officer of the corporation.

         Section 2. Description of Rights and Preferences. All share certificates issued by the corporation shall contain on the face or back - or shall state that the corporation will furnish to any shareholder upon request and without charge - a full statement of the rights and preferences of the shares to which the certificate relates.

         Section 3. Lost Certificates. The board of directors may direct a new share certificate or certificates to be issued in place of any certificate or certificates previously issued by the corporation and alleged to have been lost or destroyed, upon the making of an affidavit of that fact by the person claiming the certificate to be lost or destroyed. When authorizing such issue of a new certificate or certificates, the board of directors may, in its discretion and as a condition precedent to the issuance thereof, require the owner of such lost or destroyed certificate or certificates, or his legal representative, to give the corporation a bond in such sum as it may direct as indemnity against any claim that may be made against the corporation with respect to the certificate alleged to have been lost or destroyed.

         Section 4. Registration of Transfer. The stock of the corporation shall be assignable and transferable on the books of the corporation only by the person in whose name it appears on said books or his legal representatives. Upon surrender to the corporation or any transfer agent of the corporation of a certificate for shares duly endorsed or accompanied by proper evidence of succession, assignment or authority to transfer, it shall be the duty of the corporation or such transfer agent to issue a new certificate to the person entitled thereto, to cancel the old certificate and record the transaction upon its books. Except as provided herein or by the laws of the State of New Jersey, the corporation shall be entitled to recognize the exclusive right of a person registered on its books as the owner of shares to receive dividends and to vote as such owner and the corporation shall be entitled to hold liable to assessment a person registered on its books as owner of shares and shall not be bound to recognize any equitable or other claim to or interest in such share or shares on the part of any other person whether or not it received express or other notice thereof.

         Section 5. Record Date for Dividends or Rights. For the purpose of determining the shareholders entitled to receive payment of any dividend or the allotment of any rights, or for the purpose of any other action affecting the interests of shareholders, the board of directors may fix, in advance, a record date. Such date shall be not more than sixty nor less than ten days before the date of any such meeting or more than sixty days prior to any other action. In each such case, except as otherwise provided by law, only such persons as shall be shareholders of record on the dates so fixed shall be entitled to receive payment of any dividend or the allotment of rights, or otherwise to be recognized as shareholders for the related purpose, notwithstanding any registration of transfer of shares on the books of the corporation after any such record date so fixed.

                                  ARTICLE VIII
                               General Provisions

         Section 1. Instruments under Seal. All deeds, bonds, mortgages, contracts, and other instruments requiring a seal may be signed in the name of the corporation by the chairman or president or by any other officer authorized to sign such instrument by the chairman or the president.

         Section 2. Checks. All checks or demands for money and notes or other instruments evidencing indebtedness or obligations of the corporation shall be signed by any one or more officers or employees whom the chairman of the board or president may from time to time designate, subject to the direction of the board of directors.

         Section 3. Fiscal Year. The fiscal year of the corporation shall end on the Saturday in June or July which is nearest to the last day in June, and the fiscal year shall begin on the day immediately following the end of the preceding fiscal year.

         Section 4. Employee Benefit Plans. The board of directors of the corporation shall have the power to adopt, and from time to time to alter, amend or repeal, plans for

         a. The issue or the purchase and sale of its capital stock to any or all of its employees and those actively engaged in the conduct of the business of the corporation or to trustees on their behalf, and the payment for such stock in installments or at one time, with or without the right to vote thereon pending payment therefor in full, and for aiding any such employees and other persons in paying for such stock by contributions, compensation for services or otherwise.

         b. The participation by all or any of its employees and those actively engaged in the conduct of the business in the profits of the corporation enterprise or any branch or division thereof. Such participation may be based upon length or nature of service, amount of compensation paid or shares owned, or upon such other basis as the board of directors may select for the purpose. Benefits under such plans may be paid in cash or by delivery of shares of the corporation's capital stock - whether treasury shares, or authorized but unissued shares, or shares purchased by the corporation for the purpose of funding the plan - or in such other manner as the board of directors may select for the purpose.

         c. The furnishing to its employees, wholly or in part at the expense of the corporation, of medical services, insurance against accident, sickness or death, pensions during old age, disability, or unemployment, education, housing, social services, recreation or other similar aids for their relief or general welfare.

         Section 5. Amendments. The board of directors shall have the power to alter, amend, repeal or supplement these by-laws at any regular meeting or at any special meeting of the board called for that purpose. These by-laws, including any such changes adopted by the board of directors, may also be altered, amended, repealed or supplemented by vote of the holders of a majority of the shares of capital stock of the corporation present in person or by proxy at any annual or special meeting of the shareholders. By-laws altered, amended, repealed, or supplemented by the board of directors. If any by-law regulating an impending election of directors should be adopted, amended or repealed by the board, there shall be set forth in the notice of a meeting of shareholders for such election of directors the by-laws so adopted, amended or repealed together with a concise statement of the changes made.

         Section 6. Director Loans. The corporation may lend money to, or guarantee any obligation of, or otherwise assist any director who is an officer of the corporation or of any subsidiary, whenever, in the judgment of the board of directors, such loan, guarantee or assistance may reasonably be expected to benefit the corporation, provided that neither Arthur Brody nor his spouse or children, nor George Bonsall, shall be eligible for such loans, guarantees or other assistance. Any such loan, guarantee or other assistance may be made only when authorized by a majority of the entire board of directors and may be made with or without interest and whether unsecured or secured in such manner as the board shall approve, including, without limitation, by a pledge of shares of the corporation, and may be made upon such other terms and conditions as the board may determine. A director who is also an officer of the corporation shall be disqualified from voting on any loan, guarantee or other assistance proposed to be made to him or her pursuant to this section. The statutory power of the board of directors to make such loans and guarantees and to provide other assistance to employees of the corporation other than directors shall not in any way be limited to this section.